Convertible Debentures (Tables)	12 Months Ended
Jun. 30, 2020
Convertible Debentures
Schedule of components of convertible debentures

	June 30, 2020	June 30, 2019
Principal balance	$4,900,000	$—
Less: Debentures discount and debts insurance cost	(131,688)	—
Total	$4,768,312	$—